Note 11 - Benefits Plans (Details Textual)	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Employee Stock Ownership Plan (ESOP), Shares in ESOP (in shares) | shares	75,080	75,080
Cash Surrender Value of Life Insurance	$ 12,966,000	$ 12,708,000
Split-dollar Life Insurance Policies, Initial Cash Outlay	$ 0	1,100,000
Supplemental Employee Retirement Plan [Member]
Defined Benefit Plan, Minimum Age	65
Liability, Defined Benefit Plan	$ 1,521,000	1,503,000
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)	90,000	168,000
Postretirement Life Insurance [Member] | Director [Member]
Liability, Defined Benefit Plan	$ 100,000
Postretirement Life Insurance [Member] | Executive Officer [Member]
Defined Benefit Plan, Liability, Multiplier of Salary	3
Deferred Compensation, Excluding Share-Based Payments and Retirement Benefits [Member]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term (Year)	10 years
Deferred Compensation Arrangement with Individual, Recorded Liability	$ 890,000	908,000
Deferred Compensation Arrangement with Individual, Compensation Expense	$ 89,000	81,000
Employee Stock Option Plan [Member]
Employee Stock Ownership Plan, Requisite Service Period (Year)	1 year
Employee Stock Ownership Plan, Requisite Service Hours	1,000
Employee Stock Ownership Plan, Minimum Age	21
Employee Stock Ownership Plan (ESOP), Cash Contributions to ESOP	$ 131,000	$ 206,000
Employee Stock Ownership Plan, Period of Service, Vesting Ratably (Year)	2 years
Employee Stock Ownership Plan, Period of Service, Fully Vested (Year)	6 years
Employee Stock Ownership Plan (ESOP), Shares in ESOP (in shares) | shares	75,080	75,080
Section 401(k) Plan [Member]
Defined Contribution Plan, Requisite Service Period (Year)	1 year
Defined Contribution Plan, Requisite Service Hours	1,000
Defined Contribution Plan, Minimum Age	21
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	4.00%
Defined Contribution Plan, Cost	$ 174,000	$ 160,000
Profit-sharing Employer Contribution Component to the 401(k) Plan [Member]
Defined Contribution Plan, Cost	$ 177,000	$ 96,000
Defined Contribution Plan, Period of Service, Vesting Ratably (Year)	2 years
Defined Contribution Plan, Period of Service, Fully Vested (Year)	6 years